Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Net loss	$ (3,380,093)	$ (981,686)	$ (8,960,852)	$ (6,286,521)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,405	548	2,627	85,271
Stock-based compensation	152,800	68,870	517,999	704,452
Amortization of deferred financing costs	536,520	2,819	1,029,183
Loss on sales-type lease of fixed assets				96,403
Gain on lease assignment				(101,597)
Change in fair value of derivative liabilities	318,541	5,702	708,901	(716,650)
Changes in operating assets and liabilities:
Prepaid expenses and other assets			42,741	370,333
Other receivable	7,617	81,980	224,980	(655)
Other assets			59,319	392,394
Lease payment receivable	15,620	14,368
Prepaid expenses	115,983	103,112
Accounts payable	253,918	(232,510)	157,392	(730,153)
Accrued expenses	306,706	(42,251)	215,632	(279,612)
Net cash used in operating activities	(1,670,983)	(979,048)	(6,002,078)	(6,466,335)
Cash flows from investing activities
Purchase of fixed assets		(2,591)	(12,391)	(49,690)
Net cash used in investing activities		(2,591)	(12,391)	(49,690)
Cash flows from financing activities
Proceeds from promissory notes and warrants, net of fees		4,038,200	6,534,400
Principal payments of notes payable	(84,966)	(82,506)	8,500	(273,670)
Units funds received	404,500
Net cash provided by (used in) financing activities	319,534	3,955,694	6,542,900	(273,670)
Net Increase (decrease) in cash and cash equivalents	(1,351,449)	2,974,055	528,431	(6,789,695)
Cash and cash equivalents at beginning of the period	2,238,943	1,710,512	1,710,512	8,500,207
Cash and cash equivalents at end of the period	887,494	4,684,567	2,238,943	1,710,512
Cash paid during the period for:
Income taxes
Interest	1,509	1,969	2,559	2,651
Non-cash investing and financing transactions:
Issuances of common stock resulting from cashless exercise of warrants		17
Warrants issued to placement agent		75,577
Warrants issued to promissory note holders		841,617
Derivative associated with issuance of promissory notes		2,336,456
Debt issuance cost from accrued financing fees		$ 108,494
Notes payable issued in connection with director and officer insurance policies			285,170	276,670
Derivative liabilities associated with issuance of promissory notes			3,309,880
Issuance of warrants to promissory notes payable placement agent			200,658
Issuance of warrants to holders of promissory notes payable			1,268,832
Cashless exercise of warrants for common stock			18	487
Issuance of restricted stock for service			4	6
Reclassification of long-term liabilities to accrued expense				$ 39,385